Expense Example, No Redemption - PGIM Core Conservative Bond Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	356
Expense Example, No Redemption, 10 Years	$ 818